Tangible assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Property, plant and equipment [abstract]
Acquisitions, property, plant and equipment	€ 4,705	€ 4,387
Disposals, property, plant and equipment	2,713	2,965
(Losses) gains on disposals of property, plant and equipment	24	€ (4)
Right-of-use assets	€ 2,384		€ 2,413